Significant Agreements - Narratives (Details) $ in Thousands, € in Millions	1 Months Ended			3 Months Ended		12 Months Ended
	Nov. 30, 2020 USD ($)	Nov. 30, 2020 EUR (€)	May 31, 2020 EUR (€)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Significant Agreements
Revenue				$ 7,514	$ 3,101	$ 11,185	$ 21,442
Other income, net						781	6,000
Deferred income						32,370	624
Grants receivable						9,172	8,116
Puglia 1 Grant
Significant Agreements
Other income, net				200	100	500	3,500
Grant funding for certain facility and equipment investments				200		100	200
Grant funding for certain research and development expenditures						200	3,400
Grant proceeds collected				0		4,900
Grant funding for certain research and development expenditures, period			3 years
Period not permitted to physically move the reimbursed assets from the Puglia region			5 years
Deferred income				6,100		6,400	5,800
Deferred income				800		900	600
Grants receivable				5,300		5,400	4,300
Puglia 1 Grant | Italy
Significant Agreements
Grant funding for certain facility and equipment investments			€ 5.3			6,000
Grant funding for certain research and development expenditures			€ 3.9			4,400
Puglia 2 Grant
Significant Agreements
Revenue						1,100	800
Other income, net				200	$ 500
Grant funding for certain facility and equipment investments	$ 3,700	€ 3.3
Grant funding for certain research and development expenditures	$ 9,400	€ 8.3
Grant proceeds collected				0		1,900	0
Grant funding for certain research and development expenditures, period	3 years	3 years
Period not permitted to physically move the reimbursed assets from the Puglia region	5 years	5 years
Deferred income				3,700		3,700	3,000
Deferred income				100		400	0
Grants receivable				$ 3,800		$ 3,600	$ 3,900